N-2	May 10, 2023
Cover [Abstract]
Entity Central Index Key	0001798270
Amendment Flag	false
Securities Act File Number	001-40785
Document Type	8-K
Entity Registrant Name	Assure Holdings Corp.
Entity Address, Address Line One	7887 E. Belleview Avenue, Suite 500
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80111
City Area Code	720
Local Phone Number	287-3093
Entity Emerging Growth Company	true
Entity Ex Transition Period	false